CASH FLOW STATEMENTS - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
Statement [Line items]
Profit before tax	£ 1,329	£ 4,123	£ 5,660	[1]
Adjustments for:
Change in operating assets	(6,856)	12,904	34,184
Change in operating liabilities	17,841	(5,630)	(61,433)
Non-cash and other items	3,484	1,469	(743)
Tax paid	(616)	(1,232)	(1,616)
Net cash provided by (used in) operating activities	15,182	11,634	(23,948)
Cash flows from investing activities
Purchase of financial assets	(8,539)	(9,108)	(12,309)
Proceeds from sale and maturity of financial assets	6,225	8,847	26,863
Purchase of fixed assets	(2,815)	(3,552)	(3,450)
Proceeds from sale of fixed assets	1,063	1,258	1,262
Additional capital injections to subsidiaries	0	0	0
Dividends received from subsidiaries	0	0	0
Distributions on other equity instruments received	0	0	0
Capital repayments and redemptions	0	0	0
Acquisition of businesses, net of cash acquired	0	0	(26)
Disposal of businesses, net of cash disposed	0	107	8,604
Net cash (used in) provided by investing activities	(4,066)	(2,448)	20,944
Cash flows from financing activities
Dividends paid to ordinary shareholders	0	(4,100)	(11,022)
Distributions on other equity instruments	(417)	(281)	(275)
Dividends paid to non-controlling interests	(7)	(38)	(36)
Return of capital contributions	(4)	(5)	(9)
Interest paid on subordinated liabilities	(852)	(906)	(1,022)
Proceeds from issue of subordinated liabilities	303	780	201
Proceeds from issue of other equity instruments	1,070	1,648	0
Return of capital to parent company	0	0	(2,975)
Repayment of subordinated liabilities	(4,156)	(762)	(2,256)
Borrowings from parent company	4,799	916	9,860
Repayments to parent company	(1,403)	(7,357)	(10,354)
Interest paid on borrowing from parent company	(98)	(187)	(370)
Net cash (used in) provided by financing activities	(765)	(10,292)	(18,258)
Effect of exchange rate changes on cash and cash equivalents	1	(3)	3
Change in cash and cash equivalents	10,352	(1,109)	(21,259)
Cash and cash equivalents at beginning of year	38,614	39,723	60,982
Cash and cash equivalents at end of year	48,966	38,614	39,723
The Bank
Statement [Line items]
Profit before tax	444	3,091	6,898
Adjustments for:
Change in operating assets	71,662	(31,543)	46,534
Change in operating liabilities	(61,993)	39,301	(76,719)
Non-cash and other items	1,820	(950)	(3,610)
Tax paid	(194)	(596)	(393)
Net cash provided by (used in) operating activities	11,739	9,303	(27,290)
Cash flows from investing activities
Purchase of financial assets	(7,793)	(7,748)	(11,699)
Proceeds from sale and maturity of financial assets	5,599	8,664	25,927
Purchase of fixed assets	(1,186)	(1,638)	(1,486)
Proceeds from sale of fixed assets	12	91	113
Additional capital injections to subsidiaries	(1,055)	(1,766)	(13)
Dividends received from subsidiaries	44	1,331	4,867
Distributions on other equity instruments received	167	103	101
Capital repayments and redemptions	1,801	212	210
Acquisition of businesses, net of cash acquired	0	0	(98)
Disposal of businesses, net of cash disposed	0	20	7,704
Net cash (used in) provided by investing activities	(2,411)	(731)	25,626
Cash flows from financing activities
Dividends paid to ordinary shareholders	0	(4,100)	(11,022)
Distributions on other equity instruments	(417)	(281)	(275)
Dividends paid to non-controlling interests	0	0	0
Return of capital contributions	(4)	(5)	(9)
Interest paid on subordinated liabilities	(759)	(674)	(659)
Proceeds from issue of subordinated liabilities	496	780	0
Proceeds from issue of other equity instruments	1,070	1,648	0
Return of capital to parent company	0	0	(2,975)
Repayment of subordinated liabilities	(2,726)	(184)	0
Borrowings from parent company	4,799	916	9,860
Repayments to parent company	(1,403)	(7,357)	(10,354)
Interest paid on borrowing from parent company	(98)	(187)	(370)
Net cash (used in) provided by financing activities	958	(9,444)	(15,804)
Effect of exchange rate changes on cash and cash equivalents	0	0	2
Change in cash and cash equivalents	10,286	(872)	(17,466)
Cash and cash equivalents at beginning of year	37,782	38,654	56,120
Cash and cash equivalents at end of year	£ 48,068	£ 37,782	£ 38,654

[1]	The Group profit before tax in 2018 comprised £4,280 million in respect of continuing operations and £1,380 million in respect of discontinued operations.